Schedule of Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2025
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Schedule of Valuation and Qualifying Accounts

Column A	Column B	Column C		Column D	Column E
	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions	Balance at end of period
Allowance for doubtful accounts including credit losses:
Year ended December 31, 2025	$146	$10	$(9)	$(13)	134

Year ended December 31, 2024	$164	$35	$(8)	$(46)	146

Year ended December 31, 2023	$162	$10	$(6)	$(2)	164

Allowance in respect of carryforward tax losses and deductions that may not be utilized:
Year ended December 31, 2025	$2,017	$1,036	$—	$(710)	$2,342

Year ended December 31, 2024	$3,009	$100	$—	$(1,093)	$2,017

Year ended December 31, 2023	$3,072	$161	$—	$(224)	$3,009